Risk Management and Report (Details) - Schedule of use of Cross Currency Funding $ in Millions	Dec. 31, 2023 CLP ($)
Maximum [Member]
Cross Currency Funding [Line Items]
Cross Currency Funding	$ 2,359
Minimum [Member]
Cross Currency Funding [Line Items]
Cross Currency Funding	477
Average [Member]
Cross Currency Funding [Line Items]
Cross Currency Funding	$ 1,251